PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

6.   PROPERTY AND EQUIPMENT

Property and equipment and its related accumulated depreciation as of December 31, 2017 and 2018 are as follows:

	2017	2018
	RMB	RMB
Land use rights and building	575,443	632,844
Leasehold improvements	35,709	37,994
Electronic equipment	141,787	152,058
Furniture and fixtures	7,194	7,312
Motor vehicles	7,210	8,135
Other assets	49,095	53,747
Less: Accumulated depreciation	(318,593)	(365,070)
Net book value	497,845	527,020

Depreciation expense was RMB53,754,  RMB53,422 and RMB57,044 for the years ended December 31, 2016, 2017 and 2018, respectively. Loss due to disposal of fixed assets was RMB122,  RMB690 and RMB225 for the years ended December 31, 2016, 2017 and 2018, respectively.